Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Cash dividends, variable rate for series B preferred stock		3-month LIBOR plus 170 basis points per annum
Shareholders authorized the issuance of common stock		1,125,000,000	1,125,000,000
Common stock, par or stated value per share		$ 0.20	$ 0.20
Common stock, shares, outstanding		429,000,000
Common shares unissued but encumbered		31,000,000
Dividends per common share attributable to SLM Corporation		$ 0.60	$ 0.50	$ 0.30
Common stock authorized to be repurchased in open market transactions		$ 800,000,000	$ 900,000,000	$ 300,000,000
Common shares repurchased		27,000,000	58,000,000	19,000,000
Purchase price of common stock repurchased on open market		600,000,000	900,000,000	300,000,000
Closing price of the company's common stock		$ 26.28
Current Year Quarterly Dividend [Member]
Class of Stock [Line Items]
Dividends per common share attributable to SLM Corporation		$ 0.150
Previous Year Quarterly Dividend [Member]
Class of Stock [Line Items]
Dividends per common share attributable to SLM Corporation			$ 0.125
Common Stock [Member]
Class of Stock [Line Items]
Retired common stock held in treasury, shares	70,000,000			(70,074,369)
Retired common stock held in treasury				(14,000,000)
Common shares repurchased		26,987,043	58,038,239	19,054,115
Treasury Stock [Member]
Class of Stock [Line Items]
Retired common stock held in treasury, shares				70,074,369
Retired common stock held in treasury				1,904,000,000
Common shares repurchased		26,987,043	58,038,239	19,054,115
Purchase price of common stock repurchased on open market		600,000,000	900,000,000	300,000,000
Additional Paid-In Capital [Member]
Class of Stock [Line Items]
Retired common stock held in treasury				(1,890,000,000)
Stock-Based Compensation Plans and Arrangements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Decrease in common stock due to retirement of treasury stock	14,000,000
Stock-Based Compensation Plans and Arrangements [Member] | Treasury Stock [Member]
Class of Stock [Line Items]
Retired common stock held in treasury	1,900,000,000
Stock-Based Compensation Plans and Arrangements [Member] | Additional Paid-In Capital [Member]
Class of Stock [Line Items]
Decrease in additional paid in capital due to retirement of treasury stock	$ 1,900,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Cumulative redeemable and non-cumulative preferred stock shares outstanding		3,300,000
Preferred stock, dividend rate, percentage		6.97%
Cash dividends per preferred share		$ 3.49	$ 3.49	$ 3.49
Liquidation preference value of preferred stock		$ 50
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Cumulative redeemable and non-cumulative preferred stock shares outstanding		4,000,000
Cash dividends per preferred share		$ 2.00	$ 2.22	$ 1.59
Basis points used to calculate Series B Preferred Stock dividend		1.70%
Liquidation preference value of preferred stock		$ 100